LEASES - Weighted average remaining lease terms and discount rates (Details)	Jun. 30, 2025	Jun. 30, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	39 years 10 months 9 days	34 years 29 days
Weighted average discount rate	3.00%	5.00%